UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sumito Life Insurance Co.
           -----------------------------------------------------
Address:   Sumisei Kowa Toyo-Cho Bld, 2F
           2-3-25, Toyo Koto-Ku Tokya JAPAN 135-0016
           -----------------------------------------------------

Form 13F File Number: 28-04674
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Naoki Sugie
        -------------------------
Title:  Assistant General Manager
        -------------------------
Phone:  81-3-5617-2133
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Naoki Sugie                     Tokyo, Japan                      8/21/2003
---------------                     ------------                      ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            77
                                         ------------
Form 13F Information Table Value Total:  $601,077,710
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M CO COM                      Common           88579Y10     16496     150          PENSION             X      0    0
ABBOTT LABS COM                Common           00282410   7682084  190169          PENSION             X      0    0
ADOBE SYS INC COM              Common           00724F10      6112     320          PENSION             X      0    0
ALCOA INC COM                  Common           01381710   3624830  187815          PENSION             X      0    0
AMERICAN ELEC PWR INC COM      Common           02553710   4899676  171813          PENSION             X      0    0
AMERICAN INTL GROUP INC C      Common           02687410  24229314  442622          PENSION             X      0    0
AMGEN INC COM                  Common           03116210   6920798  165873          PENSION             X      0    0
ANHEUSER BUSCH COS INC CO      Common           03522910  14496401  286005          PENSION             X      0    0
AOL TIME WARNER INC COM        Common           00184A10   4906359  418270          PENSION             X      0    0
AT&T CORP COM                  Common           00195710   5982803  496310          PENSION             X      0    0
BANK AMER CORP COM             Common           06050510  22366100  350448          PENSION             X      0    0
BANK ONE CORP COM              Common           06423A10  17080679  456970          PENSION             X      0    0
BAXTER INTL INC COM            Common           07181310      6721     220          PENSION             X      0    0
CATERPILLAR INC DEL COM        Common           14912310   7054258  189420          PENSION             X      0    0
CHEVRONTEXACO CORP COM         Common           16676410     20377     291          PENSION             X      0    0
CISCO SYS INC COM              Common           17275R10   9883088  937985          PENSION             X      0    0
CITIGROUP INC COM              Common           17296710  12910743  436150          PENSION             X      0    0
COCA COLA CO COM               Common           19121610  12645817  263455          PENSION             X      0    0
CONCORD EFS INC COM            Common           20619710      5240     330          PENSION             X      0    0
DELL COMPUTER CORP COM         Common           24702510  10739908  455664          PENSION             X      0    0
DOW CHEM CO COM                Common           26054310      4888     179          PENSION             X      0    0
DU PONT E I DE NEMOURS &       Common           26353410   9181655  254057          PENSION             X      0    0
DUKE ENERGY CORP COM           Common           26439910   3832925  196409          PENSION             X      0    0
E M C CORP MASS COM            Common           26864810   5187558 1127220          PENSION             X      0    0
ELECTRONIC ARTS INC COM        Common           28551210   3712890   56180          PENSION             X      0    0
EXXON MOBIL CORP COM           Common           30231G10  23331769  729802          PENSION             X      0    0
FEDEX CORP COM                 Common           31428X10   8770443  175063          PENSION             X      0    0
FIRST DATA CORP COM            Common           31996310   9045613  323340          PENSION             X      0    0
GANNETT INC COM                Common           36473010   6861799   94934          PENSION             X      0    0
GEN-PROBE INC NEW COM          Common           36866T10      2769     172          PENSION             X      0    0
GENERAL ELEC CO COM            Common           36960410  20289807  823580          PENSION             X      0    0
GENERAL MTRS CORP COM          Common           37044210   5961397  152980          PENSION             X      0    0
ILLINOIS TOOL WKS INC COM      Common           45230810  10746266  183906          PENSION             X      0    0
INTEL CORP COM                 Common           45814010   8324155  596898          PENSION             X      0    0
INTERNATIONAL BUSINESS MA      Common           45920010   4331727   73980          PENSION             X      0    0
INTL PAPER CO COM              Common           46014610   5149909  153989          PENSION             X      0    0
JOHNSON & JOHNSON COM          Common           47816010  16835132  310846          PENSION             X      0    0
KROGER CO COM                  Common           50104410     12807     900          PENSION             X      0    0
LEHMAN BROS HLDGS INC COM      Common           52490810  11197029  228250          PENSION             X      0    0
LILLY ELI & CO COM             Common           53245710   6693525  120902          PENSION             X      0    0
LIZ CLAIBORNE INC COM          Common           53932010   6782057  271140          PENSION             X      0    0
LOCKHEED MARTIN CORP COM       Common           53983010  10998130  169890          PENSION             X      0    0
LOWES COS INC COM              Common           54866110   9072618  218703          PENSION             X      0    0
LSI LOGIC CORP COM             Common           50216110   3358533  527910          PENSION             X      0    0
MARSH & MCLENNAN COS INC       Common           57174810   6882682  165082          PENSION             X      0    0
MEDTRONIC INC COM              Common           58505510   9800985  232930          PENSION             X      0    0
MERCK & CO INC COM             Common           58933110   4561747   99706          PENSION             X      0    0
MICROSOFT CORP COM             Common           59491810  15921362  363056          PENSION             X      0    0
MONSANTO CO NEW COM            Common           61166W10    410300   26948          PENSION             X      0    0
MORGAN STANLEY COM NEW         Common           61744644   9550402  281902          PENSION             X      0    0
OMNICOM GROUP INC COM          Common           68191910     14506     260          PENSION             X      0    0
PEPSICO INC COM                Common           71344810   6210964  168179          PENSION             X      0    0
PFIZER INC COM                 Common           71708110  18422824  635574          PENSION             X      0    0
PHARMACIA CORP COM             Common           71713U10   5749447  148067          PENSION             X      0    0
PHILIP MORRIS COS INC COM      Common           71815410  11668112  301284          PENSION             X      0    0
PROCTER & GAMBLE CO COM        Common           74271810  18844939  211066          PENSION             X      0    0
QUALCOMM INC COM               Common           74752510   7751730  279896          PENSION             X      0    0
SBC COMMUNICATIONS INC CO      Common           78387G10   3789573  188500          PENSION             X      0    0
SMUCKER J M CO COM NEW         Common           83269640    132348    3605          PENSION             X      0    0
SOUTHERN CO COM                Common           84258710   6020257  209286          PENSION             X      0    0
TARGET CORP COM                Common           87612E10   9005797  303225          PENSION             X      0    0
TENET HEALTHCARE CORP COM      Common           88033G10   6701417  135372          PENSION             X      0    0
TEXAS INSTRS INC COM           Common           88250810   5277463  355909          PENSION             X      0    0
TRANSOCEAN OFFSHORE INC C      Common           G9007610   2481576  119040          PENSION             X      0    0
TRAVELERS PPTY CAS CORP N      Common           89420G10    119130    9025          PENSION             X      0    0
TRAVELERS PPTY CAS CORP N      Common           89420G40    250781   18546          PENSION             X      0    0
UNITED TECHNOLOGIES CORP       Common           91301710  13462692  238261          PENSION             X      0    0
UNITEDHEALTH GROUP INC CO      Common           91324P10   6683946   76621          PENSION             X      0    0
US BANCORP DEL COM NEW         Common           90297330     32584    1760          PENSION             X      0    0
VERITAS SOFTWARE CO COM        Common           92343610   2820627  191850          PENSION             X      0    0
VERIZON COMMUNICATIONS CO      Common           92343V10   6674212  242788          PENSION             X      0    0
VIACOM INC CL B                Common           92552430  13886303  341159          PENSION             X      0    0
WAL MART STORES INC COM        Common           93114210  17170728  347648          PENSION             X      0    0
WELLS FARGO & CO NEW COM       Common           94974610  20686051  429329          PENSION             X      0    0
WYETH COM                      Common           98302410   6959657  219210          PENSION             X      0    0
XILINX INC COM                 Common           98391910      4118     260          PENSION             X      0    0
YUM BRANDS INC COM             Common           98849810   7965245  287198          PENSION             X      0    0


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